Reclassifications out of Accumulated Other Comprehensive Income (Loss) by Component (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expenses) - Other, net	¥ (32,664)		¥ (69,504)	¥ 2,956
Income tax expense	(252,662)		(178,976)	(135,735)
Net income	608,749		392,638	222,074
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	5,064
Adjustments from foreign currency translation | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expenses) - Other, net	(1,027)
Income tax expense	390
Net income	(637)
Unrealized gains (losses) on available-for-sale securities, net | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expenses) - Other, net	1,114
Income tax expense	(391)
Net income	723
Unrealized gains (losses) on derivative instruments, net | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expenses) - Other, net	(411)
Income tax expense	155
Net income	(256)
Pension and other postretirement benefits adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic pension cost	8,823	[1]
Income tax expense	(3,589)
Net income	¥ 5,234

[1]	This accumulated other comprehensive income (loss) components is included in the computation of net periodic pension cost.